Intangible assets (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Intangible Assets Explanatory [Abstract]
Disclosure of Carrying Value of Intangible Assets	The carrying value of intangible assets is as follows:

	Yen in millions
	March 31,
	2025	2026
Capitalized development costs	582,606	523,437
Software and other	780,660	869,318

Total	1,363,266	1,392,755

Disclosure of Changes In Cost, Accumulated Amortization of Intangible Assets
Changes in cost and accumulated amortization of intangible assets are as follows:
(Cost)

	Yen in millions
	Capitalized development costs	Software and other	Total
Balance as of April 1, 2024	1,058,334	1,139,895	2,198,228

Additions	—	60,914	60,914
Internally developed	111,546	189,229	300,775
Sales or disposal	(98,495)	(158,523)	(257,018)
Foreign currency translation adjustments	(564)	(4,850)	(5,414)
Other	(3,839)	(23,210)	(27,050)

Balance as of March 31, 2025	1,066,981	1,203,454	2,270,435

Additions	—	102,039	102,039
Internally developed	106,751	216,060	322,812
Sales or disposal	(149,833)	(148,545)	(298,378)
Foreign currency translation adjustments	3,093	32,538	35,631
Other	(40,490)	(19,240)	(59,730)

Balance as of March 31, 2026	986,503	1,386,306	2,372,808

(Accumulated amortization)
	Yen in millions
	Capitalized development costs	Software and other	Total
Balance as of April 1, 2024	(419,997)	(422,905)	(842,902)

Amortization	(162,068)	(145,632)	(307,700)
Sales or disposal	98,495	144,423	242,919
Foreign currency translation adjustments	—	2,577	2,577
Other	805	(1,257)	(2,062)

Balance as of March 31, 2025	(484,375)	(422,794)	(907,169)

Amortization	(151,780)	(177,862)	(329,643)
Sales or disposal	149,833	99,267	249,100
Foreign currency translation adjustments	—	(17,198)	(17,198)
Other	23,257	1,600	24,857

Balance as of March 31, 2026	(463,066)	(516,987)	(980,053)